Status and Principal Activity (Details) - shares	Nov. 13, 2023	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024	[1]	Nov. 27, 2023	Nov. 04, 2021
Status and principal activity [Line Items]
Ordinary shares		1,867,186	1,867,186	22,209,241			10
Reverse stock split	1-for-10
ADS [Member]
Status and principal activity [Line Items]
Ordinary shares	1					1

[1]	net of expenses